LOANS PAYABLE (Details Textual) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 10, 2013	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Conversion, Converted Instrument, Shares Issued		33,333
Secured Debt					$ 241,185
Debt Instrument, Maturity Date	Jun. 10, 2014		Feb. 28, 2014
Stock To Be Issued Upon Conversion of Stock Option		416,666
Share Price		$ 0.58
Debt Conversion, Original Debt, Amount		58,000
Fair Value of Stock Option Issued		106,185
Debt Conversion, Converted Instrument, Warrants or Options Issued		349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.35
Warrants Expiration Period		2 years
Accretion of Discount			98,046
Relative Fair Value of Options Issued and Contributed Capital from Shareholders			98,046
Lenders Received Shares From Personal Shareholdings Of Founders		100,000
Loans Payable [Member]
Debt Instrument, Fair Value Disclosure		143,139
Employee Stock Option [Member]
Debt Instrument, Fair Value Disclosure		63,481
Common Stock [Member]
Debt Instrument, Fair Value Disclosure		34,565
Relative Fair Value of Options Issued and Contributed Capital from Shareholders			0
Lieberman Family Trust [Member]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Payment Terms			90 Days
Debt Instrument, Face Amount			2,711,700
Gaston-Dreyfus Remi [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Periodic Payment		452,350
Parvez Patel/Huda [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.00%
Debt Instrument, Face Amount		5,694,570
Debt Instrument, Periodic Payment		99,517
Pope and Co. [Member]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Payment Terms			90 Days
Debt Instrument, Face Amount			2,711,700
Debt Instrument, Periodic Payment, Principal		180,940
Debt Instrument, Periodic Payment, Interest		$ 12,138
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.23